Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	119,600	113,569	15,996
Leasehold improvements	119,069	109,142	15,372
Buildings	4,109	4,109	579
Furniture and fixtures	13,328	11,705	1,649
Vehicles	6,875	4,864	685
Software	192,553	195,303	27,508
Subtotal	455,534	438,692	61,789
Less: Accumulated depreciation	(417,644)	(411,963)	(58,024)
Property and equipment subject to depreciation	37,890	26,729	3,765
Construction in progress	47,292	48,736	6,864
Less: Impairment (Note 2(r))	—	(17,986)	(2,533)
Total	85,182	57,479	8,096